Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended				12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021		Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Basic and diluted weighted average shares outstanding	24,167,257	24,167,257		24,167,257			24,167,257	24,167,257	23,636,577
Basic and diluted net loss per common share	$ (0.55)	$ (0.08)		$ (0.81)			$ (0.25)	$ (0.33)	$ (0.54)
Larkspur Health Acquisition Corp [Member] | Common Class A [Member]
Numerator:
Allocation of net loss	$ (547,607)			$ (1,444,749)
Denominator:
Basic and diluted weighted average shares outstanding	8,087,431			8,082,471	216,404
Basic and diluted net loss per common share	$ (0.07)			$ (0.18)	$ (0.12)
Allocation of net loss, as adjusted					$ (24,906)
Basic and diluted net loss per common share					$ (0.12)
Larkspur Health Acquisition Corp [Member] | Common Class B [Member]
Numerator:
Allocation of net loss	$ (131,480)			$ (347,983)
Denominator:
Basic and diluted weighted average shares outstanding	1,941,790	1,875,000	1,875,000	1,940,562	1,875,000	[1]
Basic and diluted net loss per common share	$ (0.07)	$ (0.00)	$ (0.00)	$ (0.18)	$ (0.12)
Allocation of net loss, as adjusted					$ (215,794)
Basic and diluted net loss per common share					$ (0.12)

[1]	Excludes an aggregate of up to 281,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).